Leases - Company's Significant Contractual Lease Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases
Total	$ 433
Less than 1 year	206
1-3 years	227
Facility Leases [Member]
Leases
Total	403
Less than 1 year	193
1-3 years	210
Car Leases [Member]
Leases
Total	30
Less than 1 year	13
1-3 years	$ 17